LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
LEASES

NOTE 3 – LEASES

On March 1, 2021, the Company entered into lease agreements to rent office and marina spaces for a three-year term at $29,250 per month for the first twelve months. The Company leases its offices at 2801 W Coast Hwy, Suite 200, Newport Beach CA 92663. The lease was terminated on February 29, 2024, the Company moved out from premises on April 15, 2024. The Company moved to a new office at 2751W Coast Hwy on a month-to-month basis.

On May 9,2025, the Company entered into a new lease agreement with a term of one year.

In accordance with ASC 842, the Company recognized operating lease ROU assets and lease liabilities as follows:

The components of lease expense were as follows:

	Nine Months Ended
	September 30,
	2025	2024
Lease cost:
Operating lease cost	$-	$181,332
Short-term lease cost	309,147	214,846
Sublease income	-	(1,500)
Total lease cost	$309,147	$394,678

Supplemental cash flow information related to leases was as follows:

	Nine Months Ended
	September 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$-	$3,377,978

Weighted-average remaining lease term - operating leases (year)	-	-
Weighted-average discount rate — operating leases	0.00%	3.35%

Supplemental balance sheet information related to leases was as follows:

As of September 30, 2025, and December 31, 2024, the operating lease right-of-use asset and operating lease liabilities were $0.

NOTE 3 – LEASES

On March 1, 2021, the Company entered into lease agreements to rent office and marina spaces for a three-year term at $29,250 per month for the first twelve months.

In accordance with ASC 842, the Company recognized operating lease ROU assets and lease liabilities as follows:

 The components of lease expense were as follows:

	Year Ended
	December 31,
	2024	2023
Lease cost:
Operating lease cost	$60,444	$362,664
Short-term lease cost	431,474	72,319
Sublease income	(1,500)	(129,300)
Total lease cost	$490,418	$305,683

Supplemental cash flow information related to leases was as follows:

	Year Ended
	December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$335,607	$420,193

Weighted-average remaining lease term - operating leases (year)	-	0.16
Weighted-average discount rate — operating leases	-	3.35%

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2024	2023
Operating lease right-of-use asset	$-	$60,357

Operating lease liabilities:
Current portion	$-	$62,323
Non-current portion	-	-
	$-	$62,323

NOTE 3 – LEASES

On March 1, 2021, the Company entered into lease agreements to rent office and marina spaces for a three-year term at $29,250 per month for the first twelve months.

In accordance with ASC 842, the Company recognized operating lease ROU assets and lease liabilities as follows:

 The components of lease expense were as follows:

	Year Ended
	December 31
	2023	2022
Lease cost:
Operating lease cost	$362,664	$362,664
	$362,664	$362,664

Supplemental cash flow information related to leases was as follows:

	Year Ended
	December 31
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$372,473	$350,608

Weighted-average remaining lease term - operating leases (year)	0.16	1.16
Weighted-average discount rate — operating leases	3.35%	3.35%

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2023	2022
Operating lease right-of-use asset	$60,357	$415,285

Operating lease liabilities:
Current portion	$62,323	$364,738
Non-current portion	-	62,323
	$62,323	$427,061

Future minimum lease payments as of December 31, 2023:
Year ended December31,
2024	$62,411
Thereafter	-
$62,411
Less imputed interest	(88)
Operating lease liabilities	$62,323